UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust
(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94101
(Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)	Semi-Annual Report

FundX Funds

2023

SEMIANNUAL REPORT

MARCH 31, 2023

Semiannual Report 2023	Fundxfunds.com	1

1969	FundX Investment Group (then called DAL) is a registered investment advisor (RIA).

50+ Years of Investment Management

FundX, now a division of One Capital Management, was one of the first investment advisors to use no-load mutual funds to actively manage client accounts in 1969. Today, the firm manages fund and ETF portfolios for its wealth management clients and shareholders of the FundX Funds and ETFs.

Simplifying Fund Investing

FundX created the FundX Funds in 2001, packaging one of its popular client growth portfolios as a mutual fund that was available to everyone. It now manages five FundX Funds and ETFs designed to meet a range of investor goals and risk levels.

The FundX Funds and ETFs make it easy to own an actively managed portfolio of funds and ETFs in one fund purchase. The FundX Funds and ETFs help investors simplify their investing, adapt to changing markets, and work toward their investment goals.

Managed with Investors’ Best Interests in Mind

FundX joined One Capital Management, LLC, in 2022, and One Capital became the Funds’ advisor. The Funds’ longtime portfolio managers and evidence-based investment strategies remain the same.

We continue to manage equity, sustainable, and fixed income portfolios with discipline, integrity, and with our investors’ best interests in mind.

1976	The firm starts publishing NoLoad FundX newsletter.

2001	FundX creates its first mutual fund, packaging its popular growth model as a mutual fund.

2002	FundX expands its fund family to include an aggressive growth fund, a balanced fund, and a fixed income fund.

2017	Inception of the FundX Sustainable Impact Fund (SRIFX), a fund that aims to help investors build wealth and a better world.

2022	FundX joins One Capital Management, LLC, and converts two of its longtime mutual funds into actively managed ETFs.

2	Semiannual Report 2023

March 31, 2023

Dear Fellow Shareholders,

The six months ending March 31, 2023 brought welcome gains for stocks, bonds, and all of the FundX Funds and ETFs.

At the start of the semiannual period, markets were in turmoil. Stocks were in a bear market, bonds had plunged to historic lows, and interest rates were up sharply. The 10-year Treasury yield had spiked from 1.52% at the start of 2022 to 3.83% by the end of the third quarter.

Yet, October seems to have been a turning point: the S&P 500 fell to its 2022 low on October 12, 2022 and yields peaked in late October, setting the stage for a year-end rally. Stocks and bonds posted their first quarterly gains of 2022 in the fourth quarter and continued to gain in the first quarter of 2023, despite persistently high inflation and the largest US bank failures since 2008.

Foreign stocks, particularly Europe, outpaced US stocks over the trailing six months. In the US, previously beaten down technology stocks took center stage in early 2023, outperforming all other sectors, while financial stocks plunged during the March 2023 banking crisis.

The Morningstar Global Market Large-Mid-Cap Index, which includes foreign and US stocks, returned 17.66% for the semiannual period, and the S&P 500 gained 15.62%.

Bonds also generated good gains as interest rates fell. The Bloomberg US Aggregate Bond Index increased 4.89% for the six months ending March 31, 2023. The outlook for fixed income has improved significantly: bonds are paying higher coupons, and the Federal Reserve signaled there will be fewer rate increases this year.

Introducing the FundX ETFs

In October 2022, we converted two of our longtime mutual funds into exchange traded funds (ETFs): FundX ETF (XCOR) and FundX Aggressive ETF (XNAV) are now available at your broker.

The FundX ETFs are actively managed portfolios of ETFs. They are designed to give investors the tax efficiency and trading flexibility of ETFs along with the investment opportunities and risk management of actively managed funds.

The FundX ETFs may appeal to investors who are looking for ETFs that can respond to changes in the markets. They also may be a good fit for investors who are managing taxable accounts and looking to minimize their investment taxes.

Thank you for your investment in the FundX Funds and ETFs. We appreciate the trust you’ve placed in us to help you navigate today’s ever-changing markets and work toward lifelong investment goals.

Janet Brown

Portfolio Manager, FundX Funds

Managing Director, One Capital Management

Semiannual Report 2023	Fundxfunds.com	3

Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The FundX Funds (each, a “Fund”, and collectively, the “Funds”) are considered “funds of funds” and an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. The Funds employ an “Upgrading” strategy whereby investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying underlying funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. The Funds invest in underlying funds and these underlying funds may invest in securities of small companies, which involve greater volatility than investing in larger, more established companies, or they may invest in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods; these risks are greater for investments in emerging markets. The underlying funds may invest in debt securities, which typically decrease in value when interest rates rise; this risk is usually greater for longer-term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. While the Funds are diversified, the underlying funds may invest in a limited number of issuers and therefore may be considered non-diversified.The underlying funds may engage in short sales; an underlying fund’s investment performance may suffer if it is required to close out a short position earlier than intended. Some underlying funds may borrow money for leveraging and will incur interest expense. Some underlying funds may use derivatives,which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. Exchange-traded funds (“ETFs”) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The underlying funds may invest in asset-backed and mortgage-backed securities, which involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments. The underlying funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

References to other funds should not be interpreted as an offer of these securities.

Defensive funds typically invest in areas of the market that may hold up better in market declines, such as gold, real estate, utilities, and consumer staples. These funds also may invest in dividend-paying stocks, higher-quality stocks, or low-volatility stocks.

The S&P 500 Index is a broad based unmanaged index of 500 U.S. stocks, which is widely recognized as representative of the U.S. equity market. The Morningstar Global Market Large-Mid-Cap Index measures the performance of developed and emerging countries across the world, targeting the top 90% of stocks by market capitalization. The Bloomberg US Aggregate Bond Index is a market-capitalization-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You cannot invest directly in an index.

While the Funds are no-load, management fees and expenses still apply. Diversification does not assure a profit or protect against a loss in a declining market. Please refer to prospectus for further details.

Any new investment in a FundX Fund must be preceded or accompanied by a prospectus.

The FundX Funds are distributed by Quasar Distributors, LLC.

4	Semiannual Report 2023

FUNDX ETF Growth Fund

Formerly the FundX Upgrader Fund (FUNDX)

FundX ETF (XCOR) is designed to be a core equity holding. Investors in XCOR own a portfolio of diversified stock ETFs that is actively managed to navigate changing markets and capitalize on global market trends.

Portfolio Managers

How did the market change during the Semiannual Report period?

Stocks were in the midst of a bear market decline as of September 30, 2022, but shifted gears in October and posted gains for the six months ending March 31, 2023. Many of the stocks and sectors that lost the most in the downturn gained the most as markets began to recover. Large-cap growth stocks, which were among the worst performers in 2022, soared in the first quarter of 2023, while mid-caps and financial stocks plunged following the March 2023 bank failures. Foreign stocks, namely Europe, outpaced US stocks throughout the semiannual period.

How did the ETF respond to these changes?

At the start of the semiannual period, XCOR owned mostly value, dividend, and low volatility ETFs that had held up well during the bear market. As markets bounced back over the last six months, we replaced many of these more defensive positions with Europe and international value ETFs and a large-cap growth ETF that had greater participation in the market’s upswing. By March 31, 2023, XCOR was more globally diversified with about 35% in international ETFs.

How did the ETF perform?

For the six months ending March 31, 2023, XCOR returned 8.69% compared to 17.66% for the Morningstar Global Market Large-Mid-Cap Index and 15.62% for the S&P 500 Index.

What detracted from the ETF’s performance?

Some of the dividend and low volatility ETFs, which helped XCOR outpace the benchmarks in 2022, lagged in early 2023 and detracted from returns. First Trust Dorsey Wright Focus 5 ETF (FV) and iShares S&P 400 Mid-Cap Value (IJJ), two mid-cap ETFs, were among the worst performers for this time period. IJJ fell sharply following the March 2023 bank failures, losing more than the market before it was eliminated from the portfolio.

What contributed positively to the ETF’s performance?

A mix of value and growth ETFs added to XCOR’s returns. JP Morgan Diversified Return US Equity (JPUS), a value-oriented ETF we owned in the fourth quarter, and Vanguard Mega Cap Growth (MGK), a growth ETF we bought in the first quarter, were among the best performers, outpacing the S&P 500 while we owned them.

Janet Brown

Marty DeVault

Sean McKeon

Semiannual Report 2023	Fundxfunds.com	5

XCOR	FUNDX ETF Growth Fund

0.4% Short-Term Investments,

Net of Other Liabilities

SCHEDULE OF INVESTMENTS AT MARCH 31, 2023 (UNAUDITED)

Shares	Investment Companies: 99.6%	Value
	Core Funds:
253,531	First Trust Dorsey Wright Focus 5 ETF	$11,429,178
288,788	Invesco S&P 500 Pure Value ETF	21,919,009
197,078	iShares Core MSCI Europe ETF	10,322,946
348,124	iShares Currency Hedged MSCI EAFE ETF	10,259,214
296,904	iShares MSCI EAFE Value ETF	14,408,751
397,355	Pacer US Cash Cows 100 ETF	18,655,817
450,742	Schwab Fundamental International Large Company Index ETF	14,094,702
115,283	SPDR S&P Dividend ETF	14,261,660
64,340	Vanguard Mega Cap Growth ETF	13,158,174
137,100	WisdomTree U.S. High Dividend Fund	11,279,217
	Total Core Funds 99.6%	139,788,668

	Total Investment Companies
	(Cost $138,964,129)	139,788,668

	Short-Term Investments: 0.5%
738,167	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.65% #	738,167

	Total Short-Term Investments
	(Cost $738,167)	738,167

	Total Investments: 100.1%
	(Cost $139,702,296)	140,526,835
	Liabilities in Excess of Other Assets: (0.1)%	(112,371)
	Net Assets: 100.0%	$140,414,464

	# Annualized seven-day yield as of March 31, 2023.

	The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2023

FUNDX AGGRESSIVE ETF Growth Fund

Formerly the FundX Aggressive Upgrader Fund (HOTFX)

The Aggressive ETF (XNAV) invests in a portfolio of concentrated equity ETFs, including sector and country-specific ETFs, which typically have above-average risk and higher potential volatility. XNAV is actively managed in an attempt to capitalize on sector rotations and global market trends.

Portfolio Managers

How did the market change during the Semiannual Report period?

Stocks were in the midst of a bear market decline as of September 30, 2022, but shifted gears in October and posted gains for the six months ending March 31, 2023. Many of the stocks and sectors that lost the most in the downturn gained the most as markets began to recover. Technology stocks, which were among the worst performers in 2022, soared in the first quarter of 2023, while financial stocks plunged following the March 2023 bank failures. Foreign stocks, particularly European, outpaced US stocks throughout the semiannual period.

How did the ETF respond to these changes?

Six months ago, XNAV owned defensive equity ETFs, including consumer defensive and utilities sector ETFs and low-volatility and dividend ETFs, that had held up well in the bear market. As markets began to bounce back, we replaced most of these positions with Europe and international value ETFs and a US large-cap growth ETF that had greater participation in recovery. By March 31, 2023, XNAV was more globally diversified with about 50% invested in international ETFs.

How did the ETF perform?

For the six months ending March 31, 2023, XNAV returned 10.08% compared to 17.66% for the Morningstar Global Market Large-Mid-Cap Index and 15.62% for the S&P 500 Index.

What detracted from the ETF’s performance?

Defensive sector ETFs, such as utilities and consumer staples ETFs, contributed to XNAV’s strong 2022 returns, but detracted from returns during the semiannual period and were replaced. iShares S&P Kensho Clean Power (CNRG), which we owned briefly in late 2022, substantially underperformed the benchmarks. First Trust Dorsey Wright Focus 5 ETF (FV) and iShares S&P 400 Mid-Cap Value (IJJ) fell sharply in the wake of the bank failures in March 2023 and were a drag on returns.

What contributed positively to the ETF’s performance?

Most of XNAV’s dividend and low volatility ETFs added value while we owned them. Europe ETFs, which we bought in the first quarter, also contributed positively to returns. SPDR Euro Stoxx 50 (FEZ), which we added in January, was among the best performing positions, outpacing both US and global benchmarks.

Janet Brown

Marty DeVault

Sean McKeon

Semiannual Report 2023	Fundxfunds.com	7

XNAV	FundX Aggressive ETF Growth Fund

0.6% Short-Term Investments,

Net of Other Liabilities

SCHEDULE OF INVESTMENTS AT MARCH 31, 2023 (UNAUDITED)

Shares	Investment Companies: 99.4%	Value
	Aggressive Funds:
27,329	Avantis International Small Cap Value ETF	$1,598,200
62,666	iShares MSCI Eurozone ETF	2,824,983
57,938	SPDR EURO STOXX 50 ETF	2,601,416
42,875	WisdomTree Emerging Markets High Dividend Fund	1,623,248
	Total Aggressive Funds 35.0%	8,647,847

	Core Funds:
34,015	First Trust Dorsey Wright Focus 5 ETF	1,533,396
58,714	First Trust Morningstar Dividend Leaders Index Fund	2,084,347
40,992	iShares MSCI EAFE Value ETF	1,989,342
64,079	Schwab Fundamental International Large Company Index ETF	2,003,750
8,900	Vanguard Mega Cap Growth ETF	1,820,139
	Total Core Funds 38.2%	9,430,974

	Sector Funds:
55,472	iShares North American Natural Resources ETF	2,172,838
18,000	iShares U.S. Home Construction ETF	1,265,220
26,691	Vanguard Energy ETF	3,048,913
	Total Sector Funds 26.2%	6,486,971

	Total Investment Companies
	(Cost $23,269,054)	24,565,792

	Short-Term Investments: 0.7%
164,941	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.65% #	164,941

	Total Short-Term Investments
	(Cost $164,941)	164,941

	Total Investments: 100.1%
	(Cost $23,433,995)	24,730,733
	Liabilities in Excess of Other Assets: (0.1)%	(19,060)
	Net Assets: 100.0%	$24,711,673

	# Annualized seven-day yield as of March 31, 2023.

	The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2023

Conservative Upgrader Fund Balanced Fund

The Conservative Upgrader Fund (RELAX) is an active balanced fund that can invest in core stock funds and ETFs, balanced and alternative funds and ETFs, and bond funds and ETFs. It typically owns core stock funds for growth and bonds and total-return funds (such as balanced and alternative funds) as a way to buffer stock market volatility.

RELAX is designed for investors who seek the growth potential of a stock fund combined with the lower volatility of a fixed income fund.

Portfolio Managers

How did the markets change during the Semiannual Report period?

Stocks and bonds were falling as of September 30, 2022, but they shifted gears in October and posted gains for the six months ending March 31, 2023. Many of the areas that held up best in the downturn lagged during the recovery. Foreign stocks, namely Europe, outpaced US stocks, while financial and mid-cap stocks plunged following the regional bank failures in March 2023. On the bond side, high-yield and corporate bonds outpaced short-term government bonds.

How did the Fund respond to these changes?

Six months ago, RELAX was defensively positioned in an effort to increase stability and stem losses. It owned dividend and low-volatility stock ETFs; less interest-rate sensitive bond funds, such as short-term and Treasury Inflation Protected Securities (TIPS) ETFs; and alternative funds designed to be less correlated with stocks or bonds.

As stock and bond markets rose, we replaced many of these positions with funds and ETFs that had greater participation in the recovery, including international stock ETFs, high-yield and strategic bond funds, and balanced funds.

How did the fund perform?

For the six months ending March 31, 2023, RELAX returned 2.01% compared to 17.66% for the Morningstar Global Market Large-Mid-Cap Index, 4.89% for the Bloomberg US Aggregate Bond Index, and 11.04% for a balanced index composed of 60% S&P 500 and 40% Bloomberg US Aggregate Bond Index.

What detracted from the fund’s performance?

RELAX’s defensive positions, including low volatility and dividend stock ETFs, short-term bond funds, and alternative positions like PIMCO Trends Managed Future Strategy (PQTIX), helped limit losses during the 2022 downturn, but they detracted from returns as markets rebounded. First Trust Dorsey Wright Focus 5 ETF (FV) and iShares S&P 400 Mid-Cap Value (IJJ), two mid-cap ETFs, were among the worst performers; IJJ fell sharply following the March 2023 bank failures and was replaced.

What contributed positively to the fund’s performance?

Permanent Portfolio (PRPFX), which owns a mix of precious metals, currencies, and stocks, was among the strongest performers. High-yield and strategic bond funds also added value. Carillon Reams Unconstrained Bond (SUBFX) and iShares iBoxx$ High Yield Corporate Bond (HYG) both substantially outperformed the bond market while we owned them.

Janet Brown

Marty DeVault

Sean McKeon

Semiannual Report 2023	Fundxfunds.com	9

RELAX	Conservative Upgrader Fund Balanced Fund

0.3% Short-Term Investments,
Net of Other Liabilities

SCHEDULE OF INVESTMENTS AT MARCH 31, 2023 (UNAUDITED)
Shares	Investment Companies: 99.8%	Value
	Bond Funds:
98,039	Carillon Reams Unconstrained Bond Fund - Class I	$1,201,961
21,300	iShares Broad USD Investment Grade Corporate Bond ETF	1,079,058
25,500	iShares iBoxx $ High Yield Corporate Bond ETF	1,926,525
15,900	Janus Henderson AAA CLO ETF	787,209
15,700	JPMorgan Ultra-Short Income ETF	790,024
147,474	Osterweis Strategic Income Fund - Institutional Class	1,542,577
7,900	PIMCO Enhanced Short Maturity Active ETF	784,075
14,500	Vanguard Intermediate-Term Bond Index Fund	1,112,730
15,000	Vanguard Total Bond Market ETF	1,107,450
	Total Bond Funds 16.1%	10,331,609

	Core Funds:
45,500	First Trust Dorsey Wright Focus 5 ETF	2,051,140
45,000	First Trust Morningstar Dividend Leaders Index Fund	1,597,500
26,500	Invesco S&P 500 Pure Value ETF	2,011,350
33,600	iShares Core MSCI Europe ETF	1,759,968
59,200	iShares Currency Hedged MSCI EAFE ETF	1,744,624
44,200	iShares MSCI EAFE Value ETF	2,145,026
67,000	Schwab Fundamental International Large Company Index ETF	2,095,090
16,700	SPDR S&P Dividend ETF	2,065,957
9,200	Vanguard Mega Cap Growth ETF	1,881,492
25,000	WisdomTree U.S. High Dividend Fund	2,056,750
	Total Core Funds 30.2%	19,408,897

10	Semiannual Report 2023

RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2023 (UNAUDITED)
Shares	Investment Companies: 99.8%	Value
	Total Return Funds:
408,366	AlphaSimplex Global Alternatives Fund - Class Y^	$4,128,586
45,252	Dodge & Cox Balanced Fund - Class I	4,281,331
123,920	FPA Crescent Fund - Investor Class	4,369,438
52,500	IQ Hedge Multi-Strategy Tracker ETF	1,533,525
139,937	Oakmark Equity and Income Fund - Advisor Class	4,249,879
115,575	Permanent Portfolio - Class I	5,492,104
493,963	PIMCO RAE Fundamental Advantage PLUS Fund - Institutional Class	4,178,924
500,419	Vanguard Market Neutral Fund - Investor Class^	6,120,122
	Total Return Funds: 53.5%	34,353,909

	Total Investment Companies
	(Cost $63,834,615)	64,094,415

	Total Short-Term Investments: 0.3%
157,986	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.65% #	157,986

	Total Short-Term Investments
	(Cost $157,986)	157,986

	Total Investments: 100.1%
	(Cost $63,992,601)	64,252,401
	Liabilities in Excess of Other Assets: (0.1)%	(70,350)
	Net Assets: 100.0%	$64,182,051

^	A portion of the securities held by the Fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities are $1,750,734 (representing 2.73% of net assets) and $257,194 (representing 0.40% of net assets), respectively.
#	Annualized seven-day yield as of March 31, 2023.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2023	Fundxfunds.com	11

Flexible Income Fund Fixed Income

The Flexible Income Fund (INCMX) is primarily a bond portfolio that invests in bond funds and ETFs rather than individual issues. It may also own low volatility equity funds, such as total-return or alternative funds. INCMX can be used as a standalone portfolio designed to deliver relatively low volatility returns over time or as the lower-risk component of a balanced portfolio that also includes equity funds or ETFs.

Portfolio Managers

How did the market change during the Semiannual Report period?

Bonds gained during the trailing six months as interest rates fell (the 10-year Treasury yield peaked at 4.25% in October 2022 and fell to 3.48% by the end of March 2023) and the Federal Reserve signaled fewer rate hikes ahead. Bond prices move inversely to yields, so as rates declined, bonds rose. High-yield bonds bounced back during this time period, intermediate-term bonds outpaced short-term bonds, and corporate bonds outperformed government bonds.

How did the Fund respond to these changes?

Six months ago, INCMX was defensively positioned in an attempt to limit losses as interest rates rose. It was substantially invested in less interest-rate sensitive areas of the bond market with nearly 50% in short-term bond and Treasury Inflation Protected Securities (TIPS) funds and ETFs.

As rates fell and bonds gained, we shifted into intermediate-term corporate, high-yield and strategic bond funds that had greater participation in the market’s recovery. By March 31, 2023, INCMX had just 17% in short-term bonds with greater exposure to intermediate-term bonds funds and ETFs (25%) and strategic bond funds (24%).

How did the fund perform?

For the six months ending March 31, 2023, INCMX returned 2.35% compared to 4.89% for the Bloomberg US Aggregate Bond Index.

What detracted from the fund’s performance?

INCMX’s short-term and TIPS positions, which helped INCMX outpace the bond market in 2022, didn’t fully participate in the bond market’s gains over the trailing six months and detracted from performance. Merger Fund (MERIX) and Vanguard Neutral (VMNFX), which was a standout in 2022, also lagged the benchmark during this time period.

What contributed positively to the fund’s performance?

Strategic and high-yield bond funds were among the best performing positions. Carillon Reams Unconstrained Bond (SUBFX), which we held throughout the last six months, and iShares iBoxx$ High Yield Corporate Bond (HYG) and Osterweis Strategic Income (OSTIX), which were added midway through the semiannual period, all substantially outperformed the aggregate bond index.

Janet Brown

Marty DeVault

Sean McKeon

12	Semiannual Report 2023

INCMX	Flexible Income Fund Fixed Income

0.3% Short-Term Investments,
Net of Other Liabilities

SCHEDULE OF INVESTMENTS AT MARCH 31, 2023 (UNAUDITED)
Shares	Investment Companies: 99.7%	Value
	High Yield Bond Funds:
95,000	iShares iBoxx $ High Yield Corporate Bond ETF	$7,177,250
	Total High Yield Bond Funds 11.1%

	Intermediate Term Bond Funds:
106,500	iShares Broad USD Investment Grade Corporate Bond ETF	5,395,290
70,500	Vanguard Intermediate-Term Bond Index Fund	5,410,170
73,000	Vanguard Total Bond Market ETF	5,389,590
	Total Intermediate Term Bond Funds 25.1%	16,195,050

	Short Term Bond Funds:
85,200	Janus Henderson AAA CLO ETF	4,218,252
75,300	JPMorgan Ultra-Short Income ETF	3,789,096
35,100	PIMCO Enhanced Short Maturity Active ETF	3,483,675
	Total Short Term Bond Funds 17.8%	11,491,023

	Strategic Bond Funds:
629,085	Carillon Reams Unconstrained Bond Fund - Class I	7,712,582
728,879	Osterweis Strategic Income Fund - Institutional Class	7,624,075
	Total Strategic Bond Funds 23.8%	15,336,657

	Total Return Funds:
135,313	Permanent Portfolio - Class I	6,430,055
629,463	Vanguard Market Neutral Fund - Investor Class ^	7,698,329
	Total Total Return Funds 21.9%	14,128,384

	Total Investment Companies
	(Cost $64,043,586)	64,328,364

Semiannual Report 2023	Fundxfunds.com	13

INCMX	Flexible Income Fund Fixed Income

SCHEDULE OF INVESTMENTS AT MARCH 31, 2023 (UNAUDITED)
Shares		Value
	Short-Term Investments: 0.4%
224,293	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.65% #	$224,293

	Total Short-Term Investments
	(Cost $224,293)	224,293

	Total Investments: 100.1%
	(Cost $64,267,879)	64,552,657
	Liabilities in Excess of Other Assets: (0.1)%	(46,676)
	Net Assets: 100.0%	$64,505,981

^	A portion of the securities held by the Fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $1,835,401 (representing 2.85% of net assets).
#	Annualized seven-day yield as of March 31, 2023.

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report 2023

Sustainable Impact Fund Global Growth and Impact Fund

The Sustainable Impact Fund (SRIFX) integrates environmental, social, and governance (ESG) criteria into our longtime momentum-based investment approach. SRIFX invests primarily in core diversified stock funds that have strong ESG ratings and strong recent returns. It also may have limited exposure to more aggressive stock funds and ETFs that meet our sustainability and performance standards.

Portfolio Managers

How did the market change during the Semiannual Report period?

Stocks were in the midst of a bear market decline as of September 30, 2022, but shifted gears in October and posted gains for the trailing six months. Value stocks, which had held up best in the 2022 downturn, lagged in the first quarter of 2023, while foreign stocks, namely Europe, outpaced US stocks throughout the semiannual period.

How did the Fund respond to these changes?

Six months ago, SRIFX was primarily invested in large-cap value-oriented sustainable funds and ETFs. As markets began to recover, SRIFX diversified into foreign funds, such as Impax International Sustainable Economy (PXNIX), and small- and mid-cap funds like Calvert Small Cap (CSVIX). By March 31, 2023, SRIFX had about 40% in global and international sustainable funds and ETFs and nearly 30% in small- and mid-cap funds.

SRIFX owned a number of the funds on Barron’s list of the best performing US ESG funds of 2022 during this period, including Boston Trust Walden SMID Cap (WASMX), Boston Trust Walden Equity Fund (WSEFX), Calvert Small Cap (CSVIX), Parnassus Value Equity (PFPWX), Pioneer (PIODX), and Transamerica Sustainable Equity Income (TDFIX).

How did the fund perform?

For the six months ending March 31, 2023, SRIFX returned 11.60% compared to 17.66% for the Morningstar Global Market Large-Mid-Cap Index and 15.62% for the S&P 500 Index.

What detracted from the fund’s performance?

Ariel Fund (ARAIX) and Parnassus Value Equity (PFPWX) both fell sharply following the March 2023 bank failures and detracted from returns. Clean power ETFs, including First Trust EIP Carbon Impact (ECLN) and iShares S&P Kensho Clean Power (CNRG), also lagged the indexes while we owned them.

What contributed positively to the fund’s performance?

Vanguard Global ESG Select (VESGX) was the best performing position, outpacing the S&P 500 during the trailing six months, and Praxis Value (MVIIX) also contributed positively to returns. Both funds take a comprehensive approach to sustainable investing: they target companies with strong ESG practices, and their managers also engage with companies and vote proxies in an effort to help companies move forward. First Trust NASDAQ Clean Edge Smart Grid Infrastructure (GRID) outpaced the S&P 500 while we owned it.

Janet Brown

Marty DeVault

Sean McKeon

Semiannual Report 2023	Fundxfunds.com	15

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

0.3% Short-Term Investments,
Net of Other Liabilities

SCHEDULE OF INVESTMENTS AT MARCH 31, 2023 (UNAUDITED)
Shares	Investment Companies: 99.7%	Value
	Aggressive Funds:
40,712	Boston Trust Walden SMID Cap Fund	$828,499
59,022	Calvert Global Energy Solutions Fund - Class A	697,639
30,960	Calvert Small-Cap Fund - Class I	988,545
12,000	Inspire Small/Mid Cap ETF	372,480
	Total Aggressive Funds 21.0%	2,887,163

	Core Funds:
26,539	Ariel Fund - Institutional Class	1,766,446
35,503	Calvert US Large-Cap Value Responsible Index Fund - Class I	974,197
203,558	Impax International Sustainable Economy Fund - Institutional Class	1,907,343
31,700	iShares ESG Aware MSCI EAFE ETF	2,277,327
34,306	Parnassus Value Equity Fund - Institutional Class	1,579,450
47,378	Praxis Value Index Fund - Class I	749,052
20,325	Vanguard Global ESG Select Stock Fund - Admiral Class	751,603
	Total Core Funds 72.6%	10,005,418

	Sector Funds:
8,600	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	839,876
	Total Sector Funds 6.1%

	Total Investment Companies
	(Cost $13,753,658)	13,732,457

	Short-Term Investments: 0.3%
47,569	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.65% #	47,569

	Total Short-Term Investments
	(Cost $47,569)	47,569

	Total Investments: 100.0%
	(Cost $13,801,227)	13,780,026
	Liabilities in Excess of Other Assets: 0.0%	(542)
	Net Assets: 100.0%	$13,779,484

#	Annualized seven-day yield as of March 31, 2023.

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report 2023

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2023 (UNAUDITED)
	FundX ETF	FundX Aggressive ETF
Assets
Investments in securities, at value (identified cost $138,964,129, $23,269,054) (See Note 2)	$139,788,668	$24,565,792
Investments in short-term securities, at value (identified cost $738,167, $164,941) (See Note 2)	738,167	164,941
Total securities, at value (identified cost $139,702,296, $23,433,995) (See Note 2)	140,526,835	24,730,733
Receivables:
Dividends and interest	1,934	472
Total assets	140,528,769	24,731,205
Liabilities
Payables:
Investment advisory fees, net	114,305	19,532
Total liablities	114,305	19,532
Net Assets	$140,414,464	$24,711,673
Net assets applicable to shares outstanding	$140,414,464	$24,711,673
Shares outstanding; unlimited number of shares authorized without par value	2,922,140	498,977
Net asset value, offering and redemption price per share	$48.05	$49.52

Components of Net Assets
Paid-in capital	$159,805,104	$27,276,372
Total distributable earnings (accumulated losses)	(19,390,640)	(2,564,699)
Net assets	$140,414,464	$24,711,673

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2023	Fundxfunds.com	17

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2023 (UNAUDITED)
	FundX Conservative	FundX Flexible	FundX Sustainable
	Upgrader Fund	Income Fund	Impact Fund
Assets
Investments in securities, at value (identified cost $63,834,615, $64,043,586, $13,753,658) (See Note 2)	$64,094,415	$64,328,364	$13,732,457
Investments in short-term securities, at value (identified cost $157,986, $224,293, $47,569) (See Note 2)	157,986	224,293	47,569
Total securities, at value (identified cost $63,992,601, $64,267,879, $13,801,227) (See Note 2)	64,252,401	64,552,657	13,780,026
Receivables:
Fund shares sold	114	—	350
Dividends and interest	497	926	1,489
Prepaid expenses and other assets	13,455	16,309	16,173
Total assets	64,266,467	64,569,892	13,798,038
Liabilities
Payables:
Fund shares redeemed	10,000	3,400	—
Investment advisory fees, net	43,507	27,401	4,136
Administration and accounting fees	3,320	4,574	2,259
Audit fees	13,089	13,089	8,726
Custody fees	1,169	913	460
Transfer agent fees	3,419	3,039	766
Trustee fees	7,278	7,126	1,632
Other accrued expenses	2,634	4,369	575
Total liablities	84,416	63,911	18,554
Net Assets	$64,182,051	$64,505,981	$13,779,484
Net assets applicable to shares outstanding	$64,182,051	$64,505,981	$13,779,484
Shares outstanding; unlimited number of shares authorized without par value	1,843,122	2,648,157	576,741
Net asset value, offering and redemption price per share	$34.82	$24.36	$23.89

Components of Net Assets
Paid-in capital	$70,428,572	$74,757,121	$16,000,800
Total distributable earnings	(6,246,521)	(10,251,140)	(2,221,316)
Net assets	$64,182,051	$64,505,981	$13,779,484

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2023

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2023 (Unaudited)
	FundX ETF	FundX Aggressive ETF
INVESTMENT INCOME
Dividends	$1,534,945	$309,668
Interest	10,691	2,322
Total investment income	1,545,636	311,990
EXPENSES
Investment advisory fees	728,469	131,777
Transfer agent fees	6,501	556
Administration and accounting fees	2,723	61
Reports to shareholders	804	622
Registration fees	5,885	12,400
Interest expense (Note 6)	320	—
Legal fees	3,280	613
Miscellaneous expenses	8,431	1,052
Total expenses	756,413	147,081
Less: fees waived	(8,352)	(11,866)
Less: expenses paid indirectly (Note 3)	(3,521)	(359)
Net expenses	744,540	134,856
Net investment income	801,096	177,134
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(8,613,528)	(360,857)
Capital gain distributions from regulated investment companies	804	—
Change in net unrealized appreciation / depreciation on investments	19,945,181	2,745,543
Net realized and unrealized gain on investments	11,332,457	2,384,686
Net increase in net assets resulting from operations	$12,133,553	$2,561,820

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2023	Fundxfunds.com	19

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2023 (Unaudited)
	FundX Conservative	FundX Flexible	FundX Sustainable
	Upgrader Fund	Income Fund	Impact Fund
INVESTMENT INCOME
Dividends	$1,933,094	$1,072,556	$178,398
Interest	6,434	8,594	2,374
Total investment income	1,939,528	1,081,150	180,772
EXPENSES
Investment advisory fees	341,696	213,724	74,342
Transfer agent fees	31,794	25,918	7,056
Administration and accounting fees	36,162	33,050	13,472
Reports to shareholders	5,014	4,431	2,660
Custody fees	2,175	1,745	843
Audit fees	13,089	13,089	8,726
Registration fees	11,473	10,618	9,955
Trustee fees	14,912	13,887	3,184
Miscellaneous expenses	5,124	5,640	3,646
Interest expense (Note 6)	237	208	289
Legal fees	22,828	20,726	5,060
Insurance expense	5,139	5,246	1,378
Total expenses	489,643	348,282	130,611
Less: fees waived	(28,117)	(45,808)	(29,959)
Less: expenses paid indirectly (Note 3)	(13,702)	(15,403)	(6,597)
Net expenses	447,824	287,071	94,055
Net investment income	1,491,704	794,079	86,717
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(3,965,858)	(3,175,526)	(982,786)
Capital gain distributions from regulated investment companies	189,748	126,281	247,490
Change in net unrealized appreciation / depreciation on investments	3,680,885	3,575,103	2,369,446
Net realized and unrealized gain (loss) on investments	(95,225)	525,858	1,634,150
Net increase in net assets resulting from operations	$1,396,479	$1,319,937	$1,720,867

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2023

XCOR	FundX ETF Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment Income	$801,096	$927,989
Net realized loss on investments	(8,613,528)	(23,053,341)
Capital gain distributions from regulated investment companies	804	13,213,834
Change in net unrealized appreciation/depreciation on investments	19,945,181	(35,776,014)
Net increase (decrease) in net assets resulting from operations	12,133,553	(44,687,532)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(3,492,000)	(60,958,087)
Total distributions to shareholders	(3,492,000)	(60,958,087)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(8,589,453)	13,838,284
Total change in net assets	52,100	(91,807,335)

NET ASSETS
Beginning of period/year	140,362,364	232,169,699
End of period/year	$140,414,464	$140,362,364

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	680,524	$33,951,773	375,866	$20,418,141
Shares issued in reinvestment of distributions	—	—	976,271	60,040,694
Shares redeemed	(855,938)	(42,541,226)	(1,192,911)	(66,620,551)
Net change in shares outstanding	(175,414)	$(8,589,453)	159,226	$13,838,284

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2023	Fundxfunds.com	21

XNAV	FundX Aggressive ETF Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$177,134	$240,128
Net realized loss on investments	(360,857)	(4,528,864)
Capital gain distributions from regulated investment companies	—	1,005,179
Change in net unrealized appreciation/depreciation on investments	2,745,543	(2,134,478)
Net increase (decrease) in net assets resulting from operations	2,561,820	(5,418,035)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(394,155)	(9,625,818)
Total distributions to shareholders	(394,155)	(9,625,818)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(2,174,958)	3,240,053
Total change in net assets	(7,293)	(11,803,800)

NET ASSETS
Beginning of period/year	24,718,966	36,522,766
End of period/year	$24,711,673	$24,718,966

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	70,016	$3,531,733	284,871	$14,499,488
Shares issued in reinvestment of distributions	—	—	159,595	9,574,094
Shares redeemed	(112,579)	(5,706,691)	(386,985)	(20,833,529)
Net change in shares outstanding	(42,563)	$(2,174,958)	57,481	$3,240,053

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2023

RELAX	Conservative Upgrader Fund Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,491,704	$650,411
Net realized loss on investments	(3,965,858)	(4,856,430)
Capital gain distributions from regulated investment companies	189,748	3,919,281
Change in net unrealized appreciation / depreciation on investments	3,680,885	(9,732,345)
Net increase (decrease) in net assets resulting from operations	1,396,479	(10,019,083)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,746,526)	(14,622,472)
Total distributions to shareholders	(1,746,526)	(14,622,472)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(3,288,049)	2,834,668
Total change in net assets	(3,638,096)	(21,806,887)

NET ASSETS
Beginning of period/year	67,820,147	89,627,034
End of period/year	$64,182,051	$67,820,147

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	51,021	$1,826,257	119,347	$4,773,269
Shares issued in reinvestment of distributions	48,784	1,719,643	346,392	14,385,664
Shares redeemed	(193,238)	(6,833,949)	(404,564)	(16,324,265)
Net change in shares outstanding	(93,433)	$(3,288,049)	61,175	$2,834,668

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2023	Fundxfunds.com	23

INCMX	Flexible Income Fund Fixed Income

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$794,079	$2,039,538
Net realized loss on investments	(3,175,526)	(3,379,569)
Capital gain distributions from regulated investment companies	126,281	749,490
Change in net unrealized appreciation / depreciation on investments	3,575,103	(8,374,038)
Net increase (decrease) in net assets resulting from operations	1,319,937	(8,964,579)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,942,742)	(2,007,391)
Total distributions to shareholders	(1,942,742)	(2,007,391)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(2,254,532)	(11,772,406)
Total change in net assets	(2,877,337)	(22,744,376)

NET ASSETS
Beginning of period/year	67,383,318	90,127,694
End of period/year	$64,505,981	$67,383,318

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	975,614	$23,802,155	153,809	$4,277,101
Shares issued in reinvestment of distributions	80,137	1,932,113	70,816	2,002,678
Shares redeemed	(1,110,092)	(27,988,800)	(673,374)	(18,052,185)
Net change in shares outstanding	(54,341)	$(2,254,532)	(448,749)	$(11,772,406)

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2023

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2023	Year Ended
	(Unaudited)	September 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment gain (loss)	$86,717	$(88,016)
Net realized loss on investments	(982,786)	(2,299,265)
Capital gain distributions from regulated investment companies	247,490	862,139
Change in net unrealized appreciation/depreciation on investments	2,369,446	(2,584,088)
Net increase (decrease) in net assets resulting from operations	1,720,867	(4,109,230)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(15,310)	(6,842,538)
Total distributions to shareholders	(15,310)	(6,842,538)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(3,038,270)	571,253
Total change in net assets	(1,332,712)	(10,380,516)

NET ASSETS
Beginning of period/year	15,112,197	25,492,712
End of period/year	$13,779,484	$15,112,197

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	5,301	$124,774	80,385	$2,213,463
Shares issued in reinvestment of distributions	654	15,301	234,093	6,842,539
Shares redeemed	(134,696)	(3,178,345)	(314,398)	(8,484,749)
Net change in shares outstanding	(128,741)	$(3,038,270)	80	$571,253

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2023	Fundxfunds.com	25

XCOR	FundX ETF Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended
	March 31, 2023	Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$45.31	$79.01	$66.33	$61.22	$67.69	$57.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1) (2)	0.27	0.28	(0.58)	(0.28)	(0.20)	(0.34)
Net realized and unrealized gain (loss) on investments	3.70	(12.35)	13.57	10.53	(0.13)	10.77
Total from investment operations	3.97	(12.07)	12.99	10.25	(0.33)	10.43

LESS DISTRIBUTIONS:
From net investment income	(1.23)	—	—	—	—	(0.27)
From net realized gain	—	(21.63)	(0.31)	(5.14)	(6.14)	—
Total distributions	(1.23)	(21.63)	(0.31)	(5.14)	(6.14)	(0.27)
Net asset value, end of period/year	$48.05	$45.31	$79.01	$66.33	$61.22	$67.69

Total investment return (loss) on net asset value (3)	8.69% ^	(22.46)%	19.61%	17.55%	1.30%	18.19%
Total investment return (loss) on market price (4)	8.72% (5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$140.4	$140.4	$232.2	$211.0	$211.2	$235.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS (6) (7):
Before fees waived and expenses absorbed	1.04% +	1.30%	1.26%	1.29%	1.28%	1.27%
After fees waived and expenses absorbed (8)	1.03% +	1.30%	1.26%	1.29%	1.28%	1.27%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (6) (7):
Before fees waived and expenses absorbed	1.08% +	0.44%	(0.77)%	(0.50)%	(0.37)%	(0.61)%
After fees waived and expenses absorbed (9)	1.09% +	0.44%	(0.77)%	(0.50)%	(0.37)%	(0.61)%
Portfolio turnover rate	82% ^	185%	104%	175%	107%	83%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)	Total investment return (loss) on net asset value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period and redemption at net asset value on the last day of the period.
(4)	Total investment return (loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at net asset value during the period and redemption at market price on the last day of the period. Market value returns may vary from net asset value returns.
(5)	Effective October 14, 2022, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note 1 in the Notes to the Financial Statements for additional information about the Reorganization. Due to the reorganization, market value total return for the six months ended March 31, 2023 was calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value total return for the period from October 14, 2022 to March 31, 2023, assuming an initial investment made at market value at the beginning of the period and redemption on the last day of the period at market value, was 7.32%.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Includes interest expense of $320 or 0.00%, $2,500 or 0.00%, $56 or 0.00%, $2,872 or 0.00%, $1,069 or 0.00% and $1,117 or 0.00% of average net assets for the period/years end March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively.
(8)	Includes credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.02%, 1.27%, 1.24%, 1.26%, 1.25% and 1.21%, for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively. (Note 3)
(9)	Includes credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.10%, 0.47%, (0.76)%, (0.47)%, (0.34)% and (0.55)%, for the period/years ended March 31, 2023, September 30, 2022, September 30,2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively. (Note 3)
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2023

XNAV	FundX Aggressive ETF Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended
	March 31, 2023	Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$45.65	$75.45	$68.77	$59.06	$73.48	$62.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1) (2)	0.33	0.42	(0.26)	(0.31)	(0.29)	(0.55)
Net realized and unrealized gain (loss) on investments	4.27	(9.45)	7.99	12.24	(3.79)	11.87
Total from investment operations	4.60	(9.03)	7.73	11.93	(4.08)	11.32

LESS DISTRIBUTIONS:
From net investment income	(0.73)	—	—	—	—	—
From net realized gain	—	(20.77)	(1.05)	(2.22)	(10.34)	—
Total distributions	(0.73)	(20.77)	(1.05)	(2.22)	(10.34)	—
Net asset value, end of period/year	$49.52	$45.65	$75.45	$68.77	$59.06	$73.48

Total investment return (loss) on net asset value (3)	10.08% ^	(18.55)%	11.22%	20.66%	(3.05)%	18.21%
Total investment return (loss) on market price (4)	10.07% (5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$24.7	$24.7	$36.5	$35.1	$35.8	$44.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS (6) (7):
Before fees waived and expenses absorbed	1.12% +	1.48%	1.40%	1.48%	1.44%	1.42%
After fees waived and expenses absorbed (8)	1.03% +	1.35%	1.35%	1.35%	1.35%	1.35%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (6) (7):
Before fees waived and expenses absorbed	1.25% +	0.55%	(0.40)%	(0.65)%	(0.59)%	(0.90)%
After fees waived and expenses absorbed (9)	1.34% +	0.68%	(0.35)%	(0.52)%	(0.50)%	(0.83)%
Portfolio turnover rate	91% ^	223%	184%	159%	187%	144%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)	Total investment return (loss) on net asset value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period and redemption at net asset value on the last day of the period.
(4)	Total investment return (loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at net asset value during the period and redemption at market price on the last day of the period. Market value returns may vary from net asset value returns.
(5)	Effective October 14, 2022, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note 1 in the Notes to the Financial Statements for additional information about the Reorganization. Due to the reorganization, market value total return for the six months ended March 31, 2023 was calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value total return for the period from October 14, 2022 to March 31, 2023, assuming an initial investment made at market value at the beginning of the period and redemption on the last day of the period at market value, was 8.38%.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Includes interest expense of $0 or 0.00%, $322 or 0.00%, $100 or 0.00%, $1,013 or 0.00%, $600 or 0.00% and $428 or 0.00% of average net assets for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020 September 30, 2019 and September 30, 2018, respectively.
(8)	Includes credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.02%, 1.33%, 1.34%, 1.33%, 1.34% and 1.33%, for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively. (Note 3)
(9)	Includes credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.34%, 0.71%, (0.33)%, (0.50)%, (0.49)% and (0.81)%, for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively. (Note 3)
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2023	Fundxfunds.com	27

RELAX	Conservative Fund Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended
	March 31, 2023	Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019 (1)	2018
Net asset value, beginning of period/year	$35.02	$47.79	$41.43	$40.43	$41.40	$40.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2) (3)	0.78	0.33	(0.06)	0.19	0.27	0.26
Net realized and unrealized gain (loss) on investments	(0.06)	(5.09)	6.60	2.20	0.63	4.01
Total from investment operations	0.72	(4.76)	6.54	2.39	0.90	4.27

LESS DISTRIBUTIONS:
From net investment income	(0.92)	(0.68)	(0.18)	(0.46)	(0.16)	(0.52)
From net realized gain	—	(7.33)	—	(0.93)	(1.71)	(2.76)
Total distributions	(0.92)	(8.01)	(0.18)	(1.39)	(1.87)	(3.28)
Net asset value, end of period/year	$34.82	$35.02	$47.79	$41.43	$40.43	$41.40

Total return	2.01% ^	(12.60)%	15.83%	5.99%	28.84%	11.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$64.2	$67.8	$89.6	$83.4	$99.3	$60.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS (4) (5):
Before fees waived and expenses absorbed	1.43% +	1.35%	1.31%	1.33%	1.35%	1.35%
After fees waived and expenses absorbed (6)	1.35% +	1.35%	1.31%	1.35%	1.35%	1.35%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (4) (5):
Before fees waived and expenses absorbed	4.24% +	0.76%	(0.16)%	0.48%	0.66%	0.61%
After fees waived and expenses absorbed (7)	4.32% +	0.76%	(0.16)%	0.46%	0.66%	0.61%
Portfolio turnover rate	91% ^	144%	84%	172%	151%	92%

(1)	On July 26, 2019, shares of the FundX Tactical Upgrader Fund were reorganized into shares of the FundX Conservative Upgrader Fund. Activity after July 26, 2019 reflects the Funds’ combined operations.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Calculated using the average shares outstanding method.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Includes interest expense of $237 or 0.00%, $364 or 0.00%, $152 or 0.00%, $3,077 or 0.00%, $1,536 or 0.00% and $734 or 0.00% of average net assets for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively.
(6)	Includes credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.31%, 1.30%, 1.28%, 1.33%, 1.32% and 1.31%, for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively. (Note 3)
(7)	Includes credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 4.37%, 0.81%, (0.13)%, 0.48%, 0.69% and 0.65%, for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively. (Note 3)
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2023

INCMX	Flexible Income Fund Fixed Income

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended
	March 31, 2023	Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$24.93	$28.60	$26.92	$28.13	$28.50	$29.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1) (2)	0.32	0.68	0.60	0.49	0.60	0.84
Net realized and unrealized gain (loss) on investments	0.26	(3.71)	1.70	(1.12)	0.35	(0.48)
Total from investment operations	0.58	(3.03)	2.30	(0.63)	0.95	0.36

LESS DISTRIBUTIONS:
From net investment income	(1.15)	(0.64)	(0.62)	(0.58)	(1.32)	(1.02)
From net realized gain	—	—	—	—	—	—
Total distributions	(1.15)	(0.64)	(0.62)	(0.58)	(1.32)	(1.02)
Net asset value, end of period/year	$24.36	$24.93	$28.60	$26.92	$28.13	$28.50

Total return	2.35% ^	(10.85)%	8.63%	(2.32)%	3.66%	1.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$64.5	$67.4	$90.1	$85.3	$97.4	$99.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3) (4):
Before fees recaptured/waived and expenses absorbed	1.14% +	1.03%	1.00%	1.01%	1.01%	0.98%
After fees recaptured/waived and expenses absorbed (5)	0.99% +	0.99%	0.99%	0.99%	1.00%	0.99%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (3) (4):
Before fees recaptured/waived and expenses absorbed	2.40% +	2.37%	2.10%	1.75%	2.14%	2.95%
After fees recaptured/waived and expenses absorbed (6)	2.55% +	2.41%	2.11%	1.77%	2.15%	2.94%
Portfolio turnover rate	99% ^	158%	73%	262%	180%	105%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Includes interest expense of $208 or 0.00%, $246 or 0.00%, $367 or 0.00%, $1,916 or 0.00%, $10,082 or 0.01% and $1,173 or 0.00% of average net assets for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively.
(5)	Includes credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.94%, 0.91%, 0.96%, 0.98%, 0.97% and 0.98%, for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively. (Note 3)
(6)	Includes credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.60%, 2.49%, 2.13%, 1.78%, 2.18% and 2.95%, for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30,2019 and September 30, 2018, respectively. (Note 3)
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2023	Fundxfunds.com	29

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year
	Six Months Ended
	March 31, 2023	Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$21.42	$36.14	$33.27	$27.80	$31.67	$27.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (1) (2)	0.14	(0.12)	(0.39)	(0.23)	(0.15)	(0.18)
Net realized and unrealized gain (loss) on investments	2.36	(4.58)	4.23	5.77	0.17	4.84
Total from investment operations	2.50	(4.70)	3.84	5.54	0.02	4.66

LESS DISTRIBUTIONS:
From net investment income	(0.03)	—	—	—	—	(0.40)
From net realized gain	—	(10.02)	(0.97)	(0.07)	(3.89)	(0.11)
Total distributions	(0.03)	(10.02)	(0.97)	(0.07)	(3.89)	(0.51)
Net asset value, end of period/year	$23.89	$21.42	$36.14	$33.27	$27.80	$31.67

Total return	11.60% ^	(20.37)%	11.56%	20.01%	2.49%	17.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$13.8	$15.1	$25.5	$21.9	$20.3	$19.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3) (4):
Before fees waived and expenses absorbed	1.76% +	1.53%	1.45%	1.52%	1.52%	1.55%
After fees waived and expenses absorbed	1.35% (5) +	1.35% (5)	1.35% (5)	1.35% (5)	1.36% (5)	1.35%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3) (4):
Before fees waived and expenses absorbed	0.67% +	(0.64)%	(1.19)%	(0.96)%	(0.72)%	(0.81)%
After fees waived and expenses absorbed	1.08% (6) +	(0.46)% (6)	(1.09)% (6)	(0.79)% (6)	(0.56)% (6)	(0.61)%
Portfolio turnover rate	117% ^	209%	154%	156%	190%	161%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Includes interest expense of $289 or 0.00%, $918 or 0.00%, $8 or 0.00% or $587 or 0.01%, $2,387 or 0.01% and $32 or 0.00% of average net assets for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively.
(5)	Includes credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.27%, 1.31%, 1.33%, 1.34% and 1.35% for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively. (Note 3)
(6)	Includes credit for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.16%, (0.41)%, (1.06)%, (0.78)% and (0.55)% for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020 and September 30, 2019, respectively. (Note 3)
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2023

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2023 (UNAUDITED)

NOTE 1 – ORGANIZATION

FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX ETF (“Upgrader Fund”) (formerly FundX Upgrader Fund), FundX Aggressive ETF (“Aggressive Fund”) (formerly FundX Aggressive Upgrader Fund), FundX Conservative Upgrader Fund (“Conservative Fund”), FundX Flexible Income Fund (“Flexible Income Fund”), and FundX Sustainable Impact Fund (“Sustainable Impact Fund”) (each, a “Fund”, and collectively, the “Funds”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were advised by the FundX Investment Group, LLC (the “Former Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014, except for the Sustainable Impact Fund.

The Upgrader Fund commenced operations on November 1, 2001. The Aggressive Fund, Conservative Fund and Flexible Income Fund commenced operations on July 1, 2002. The Sustainable Impact Fund commenced operations on March 31, 2017.

The Funds identified below as “Acquiring Portfolios” became series of the Trust as of the date indicated following a reorganization (“Reorganization”), pursuant to Agreements and Plans of Reorganization dated as shown below (each, a “Plan”, and collectively, the “Plans”), which resulted in the conversion of corresponding “Target Portfolios” organized as mutual funds to exchange-traded funds (“ETFs”). The Acquiring Portfolios were established as “shell” funds, organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the corresponding Target Portfolios and continuing the operations of the Target Portfolios as ETFs. The Acquiring Portfolios had no performance history prior to the Reorganization.

TARGET PORTFOLIO	ACQUIRING PORTFOLIO	DATE
FundX Upgrader Fund	FundX ETF	October 14, 2022
FundX Aggressive Upgrader Fund	FundX Aggressive ETF	October 14, 2022

Each Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring Portfolio for shares of the Target Portfolio of equivalent aggregate net asset value (“NAV”) as noted below:

	TOTAL SHARES	NET ASSETS	NAV PER SHARE	NET UNREALIZED APPRECIATION/(DEPRECIATION)
FundX Upgrader Fund	3,002,140	$137,835,330	$45.91	$(13,676,562)
FundX Aggressive Upgrader Fund	538,977	$24,986,745	$46.36	$(717,695)

Fees and expenses incurred to effect the Reorganizations were borne by One Capital Management, LLC (the “Advisor”). The management fee of each Acquiring Portfolio is the same as the management fee of its corresponding Target Portfolio, however, each Acquiring Portfolio is expected to experience lower overall expenses as compared to its corresponding Target Portfolio because each Acquiring Portfolio has a unitary fee structure under which both operating expenses and management fees are paid. The Reorganizations did not result in a material change to the Target Portfolios’ investment portfolios as compared to those of the Acquiring Portfolios. There are no material differences in accounting policies of the Target Portfolios as compared to those of the Acquiring Portfolios.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income. The investment objective of the Sustainable Impact Fund is to obtain long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Investments in open-end mutual funds are valued at their respective NAVs on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ Board of Trustees (the “Board”). All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Semiannual Report 2023	Fundxfunds.com	31

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2023 (UNAUDITED), continued

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of March 31, 2023, the Funds did not hold fair valued securities.

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2	–	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2023:

FUNDX ETF	Level 1	Level 2	Level 3	Total
Investment Companies	$139,788,668	$ —	$ —	$139,788,668
Short-Term Investments	738,167	—	—	738,167
Total Investments in Securities	$140,526,835	$ —	$ —	$140,526,835

FUNDX AGGRESSIVE ETF	Level 1	Level 2	Level 3	Total
Investment Companies	$24,565,792	$ —	$ —	$24,565,792
Short-Term Investments	164,941	—	—	164,941
Total Investments in Securities	$24,730,733	$ —	$ —	$24,730,733

FUNDX CONSERVATIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$64,094,415	$ —	$ —	$64,094,415
Short-Term Investments	157,986	—	—	157,986
Total Investments in Securities	$64,252,401	$ —	$ —	$64,252,401

FUNDX FLEXIBLE INCOME FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$64,328,364	$ —	$ —	$64,328,364
Short-Term Investments	224,293	—	—	224,293
Total Investments in Securities	$64,552,657	$ —	$ —	$64,552,657

32	Semiannual Report 2023

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2023 (UNAUDITED), continued

FUNDX SUSTAINABLE IMPACT FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$13,732,457	$ —	$ —	$13,732,457
Short-Term Investments	47,569	—	—	47,569
Total Investments in Securities	$13,780,026	$ —	$ —	$13,780,026

See schedule of investments for breakout of investment company types.

B. Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended September 30, 2022, the Conservative Fund had post October losses of $2,586,150. No Fund had any late year losses.

At September 30, 2022, the Funds’ most recent fiscal year end, the following Capital Loss Carryover were available:

	Infinite Short-Term	Total
UPGRADER FUND	$(12,403,551)	$(12,403,551)
AGGRESSIVE FUND	(3,671,738)	(3,671,738)
FLEXIBLE INCOME FUND	(7,714,733)	(7,714,733)
SUSTAINABLE IMPACT FUND	(1,551,536)	(1,551,536)

As of September 30, 2022, the Funds’ most recent fiscal year end, there were no Capital Loss Carryover available to offset future gains for the Conservative Fund.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2019-2022, or expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

G. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended September 30, 2022, no fund had any adjustments.

Semiannual Report 2023	Fundxfunds.com	33

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2023 (UNAUDITED), continued

I. Fund of Funds. Each Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits each Fund to invest in unaffiliated funds subject to certain guidelines including that each Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund. Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds. The acquisition of shares of the Underlying Funds by each Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Underlying Funds that permits registered investment companies such as each Fund to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that each Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

J. Share Transactions. Shares of the Upgrader Fund and Aggressive Fund (the “FundX ETFs”) are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAVs. The FundX ETFs issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, retail investors are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The FundX ETFs offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the FundX ETFs is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions, substitutes, non-standard orders, or partial cash purchases for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the transactions. Variable fees received by the FundX ETFs, if any, are displayed in the capital share transactions sections of the Statements of Change in Net Assets.

K. Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. The Board, at a board meeting held on May 17, 2023, approved converting the Conservative Upgrader Fund and Flexible Income Fund into ETFs by the reorganization of each Fund into a corresponding ETF, FundX Conservative ETF and FundX Flexible Income ETF, respectively. Each ETF will be a newly created series of the Trust. The reorganization is anticipated to be completed by September 30, 2023.

On May 17, 2023, the Board also approved a plan of liquidation for the Sustainable Impact Fund, which will occur on or about June 22, 2023. After May 22, 2023, the Sustainable Impact Fund will no longer accept incoming purchases.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Advisor to furnish all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on net assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund, the Conservative Fund, and the Sustainable Impact Fund. For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.

The Upgrader Fund and Aggressive Fund pay the Advisor a unitary management fee, whereby the Advisor has agreed to pay all expenses of the Funds, except for (i) brokerage expenses and other fees incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, (iii) extraordinary expenses, (iv) interest and taxes of any kind or nature, and (v) any fees and expense related to the provision of securities lending services.

For the six months ended March 31, 2023, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, and Sustainable Impact Fund incurred $728,469, $131,777, $341,696, $213,724 and $74,342 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the total operating expenses, excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses, of the Conservative Fund, Flexible Income Fund and Sustainable Impact Fund (the “Mutual Funds”) by reducing all or a portion of their fees and reimbursing the Funds’ expenses so that their ratio of expenses to average net assets would not exceed the following:

CONSERVATIVE FUND	1.35%
FLEXIBLE INCOME FUND	0.99%
SUSTAINABLE IMPACT FUND	1.35%

34	Semiannual Report 2023

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2023 (UNAUDITED), continued

The contract is in effect through February 4, 2025 and may be terminated at any time by the Board upon sixty days written notice to the Advisor. The Advisor is permitted to seek reimbursement from the Mutual Funds, subject to limitations, for fees waived and/or Mutual Fund expenses it pays over the following thirty-six months after such payment. The Mutual Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2023, the Advisor waived $8,352, $11,866, $28,117, $45,808 and $29,959 in fees for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Sustainable Impact Fund, respectively.

At March 31, 2023, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Mutual Funds that may be recouped was $28,943, $107,401 and $114,930, respectively. The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	September
	2023	2024	2025	2026	Total
CONSERVATIVE FUND	$ —	$ —	$826	$28,117	$28,943
FLEXIBLE INCOME FUND	14,174	10,233	37,186	45,808	107,401
SUSTAINABLE IMPACT FUND	18,975	26,573	39,423	29,959	114,930

U.S. Bancorp Fund Services, LLC, dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the six months ended March 31, 2023 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties. Fund Services and the Funds have agreed that Fund Services will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the six months ended March 31, 2023, this expense reduction, in aggregate, equaled $3,521, $359, $13,702, $15,403 and $6,597 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Sustainable Impact Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding in-kind purchases and sales and short-term investments, for the six months ended March 31, 2023, were as follows:

	Purchases	Sales
UPGRADER FUND	$119,923,008	$126,913,937
AGGRESSIVE FUND	23,799,180	24,627,086
CONSERVATIVE FUND	62,165,394	65,431,185
FLEXIBLE INCOME FUND	61,591,556	64,897,590
SUSTAINABLE IMPACT FUND	17,307,793	20,065,413

For the six months ended March 31, 2023, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:

	Purchases	Sales
UPGRADER FUND	$33,840,679	$37,830,032
AGGRESSIVE FUND	3,581,828	5,138,669

Semiannual Report 2023	Fundxfunds.com	35

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2023 (UNAUDITED), continued

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2023 and the year ended September 30, 2022 were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
UPGRADER FUND	$3,492,000	$ —	$2,648,836	$58,309,251
AGGRESSIVE FUND	394,155	—	969,049	8,656,769
CONSERVATIVE FUND	1,746,526	—	2,689,504	11,932,968
FLEXIBLE INCOME FUND	1,942,742	—	2,007,391	—
SUSTAINABLE IMPACT FUND	15,310	—	—	6,842,538

* Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the six months ended March 31, 2023 and tax year ended September 30, 2022.

As of September 30, 2022, the Funds’ most recent fiscal year end, components of distributable earnings on a tax basis were as follows:

	UPGRADER FUND	AGGRESSIVE FUND	CONSERVATIVE FUND
Cost of investments	$159,177,061	$26,023,613	$71,386,840
Gross tax unrealized appreciation	—	599,974	1,092,829
Gross tax unrealized depreciation	(19,120,642)	(2,054,755)	(4,513,914)
Net tax unrealized appreciation (depreciation)	$(19,120,642)	$(1,454,781)	$(3,421,085)
Undistributed ordinary income	$3,492,000	$394,155	$110,761
Undistributed long-term capital gain	—	—	—
Total distributable earnings	$3,492,000	$394,155	$110,761
Other accumulated loss	(12,403,551)	(3,671,738)	(2,586,150)
Total accumulated gain/(loss)	$(28,032,193)	$(4,732,364)	$(5,896,474)

	FLEXIBLE FUND	SUSTAINABLE FUND
Cost of investments	$70,620,709	$17,542,722
Gross tax unrealized appreciation	135,778	—
Gross tax unrealized depreciation	(3,426,103)	(2,390,647)
Net tax unrealized appreciation (depreciation)	$(3,290,325)	$(2,390,647)
Undistributed ordinary income	$1,376,723	$15,310
Undistributed long-term capital gain	—	—
Total distributable earnings	$1,376,723	$15,310
Other accumulated loss	(7,714,733)	(1,551,536)
Total accumulated gain/(loss)	$(9,628,335)	$(3,926,873)

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. had made available a $25 million unsecured line of credit pursuant to a Loan and Security Agreement for the Mutual Funds in aggregate to be used temporarily for extraordinary or emergency purposes, including the financing of redemptions. For the six months ended March 31, 2023, the average interest rate on the credit facility was the prime rate for each of the Funds. Advances were not collateralized by a first lien against the Funds’ assets. During the six months ended March 31, 2023, the Funds had the following:

	Outstanding Daily Average Balance for the Period	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Average Interest Rate	Outstanding Balance at March 31, 2023
CONSERVATIVE FUND	$6,060	$539,000	$237	7.25%	$ —
FLEXIBLE INCOME FUND	6,011	384,000	208	7.25%	—
SUSTAINABLE IMPACT FUND	7,676	1,187,000	289	7.25%	—

36	Semiannual Report 2023

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MARCH 31, 2023 (UNAUDITED)

As a shareholder of the FundX Funds (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. In addition to the costs discussed, the Funds also incur aquired fund fees and expenses that are not contemplated in the table below. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/22	Value 3/31/23	During the Period*
UPGRADER FUND
Actual	$1,000.00	$1,086.90	$5.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.14
AGGRESSIVE FUND
Actual	$1,000.00	$1,100.80	$5.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.83	$5.15
CONSERVATIVE FUND
Actual	$1,000.00	$1,020.10	$6.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.60
FLEXIBLE INCOME FUND
Actual	$1,000.00	$1,023.50	$4.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.24	$4.74
SUSTAINABLE IMPACT FUND
Actual	$1,000.00	$1,116.00	$6.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.62	$6.37

* The calculations are based on expenses incurred during the most recent six-month period. The annualized six-month expense ratios for Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, and Sustainable Impact Fund were 1.02%, 1.02%, 1.31%, 0.94%, and 1.27%, respectively. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 to reflect the one-half year period.

Semiannual Report 2023	Fundxfunds.com	37

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their years of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(1)
Jan Gullett (born 1954) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired, formerly President & Founder, AVANTX, Inc. (a technology firm focused on research and development using dynamic evolution for algorithm based trading signals), 2006-2016.	5	Director, Balco, Inc., (2018-2020).
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Lead Independent Trustee	Indefinite term; Since April 2014	Retired; Certified Public Accountant; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999-2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment adviser) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	5	None
Kimun Lee (born 1946) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment Adviser and Principal, Resources Consolidated (Consulting Services) (1980-Present).	5	Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010- Present). Trustee, Firsthand Funds (two portfolios) (2013- Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, an operator that sponsors iShares Gold Trust, iShares Silver Trust, iShares S&P GSCI Commodity- Indexed Trust, and iShares Gold Trust Micro (2009-Present).
Interested Trustees and Officers of the Trust
Janet Brown (born 1950) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	Managing Director, One Capital Management, LLC, 2022-present; President, FundX Investment Group, LLC, 1978-2022.	5	None

38	Semiannual Report 2023

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED), continued

Interested Trustees and Officers of the Trust
Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Jeff Smith (born 1975) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	President	Indefinite Term; Since March 2018	Managing Director, One Capital Management, LLC, 2022-present; Managing Partner, FundX Investment Group, LLC, 2001-2022.	N/A	N/A
Sean McKeon (born 1957) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chief Compliance Officer Treasurer	Since August 2015 Indefinite Term; Since April 2014	Managing Director, One Capital Management, LLC, 2022-present; Portfolio Manager, FundX Investment Group, LLC, 1990-2022.	N/A	N/A
William McDonell (born 1951) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Secretary	Indefinite Term; Since March 2018	Compliance Manager, One Capital Management, LLC, 2022-present; Compliance Manager, FundX Investment Group, LLC, 2016-2022 and FundX Investment Trust, 2016- Present.	N/A	N/A

Semiannual Report 2023	Fundxfunds.com	39

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.fundxfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds’ Semiannual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for periods prior to March 31, 2020, on Form N-Q. The Funds’ Form N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and maybe reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2022, certain dividends paid by the Funds may qualify as “qualified dividends” which are generally subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

UPGRADER FUND	22.17%
AGGRESSIVE FUND	17.35%
CONSERVATIVE FUND	30.03%
FLEXIBLE INCOME FUND	5.65%
SUSTAINABLE IMPACT FUND	0.0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2022 was as follows:

UPGRADER FUND	18.63%
AGGRESSIVE FUND	15.18%
CONSERVATIVE FUND	23.85%
FLEXIBLE INCOME FUND	4.12%
SUSTAINABLE IMPACT FUND	0.0%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund was as follows:

UPGRADER FUND	100.00%
AGGRESSIVE FUND	100.00%
CONSERVATIVE FUND	54.03%
FLEXIBLE INCOME FUND	0.0%
SUSTAINABLE IMPACT FUND	0.0%

40	Semiannual Report 2023

HOUSEHOLDING (UNAUDITED)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-free (866) 455-FUND [3863] to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863]. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.fundxfunds.com.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

● Information we receive about you on applications or other forms;

● Information you give us orally; and

● Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Semiannual Report 2023	Fundxfunds.com	41

	Symbol	CUSIP

FundX ETF	XCOR	360876809

FundX Aggressive ETF	XNAV	360876882

FundX Conservative Upgrader Fund	RELAX	360876304

FundX Flexible Income Fund	INCMX	360876205

FundX Sustainable Impact Fund	SRIFX	360876700

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us:	For more about our funds and strategies: 800-763-8639 For account information: 866-455-FUND www.fundxfunds.com

Advisor One Capital Management, LLC 13075 Townsgate Road, Suite 350 Westlake Village, California 91361	Distributor Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202	Transfer Agent U.S.Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S.Bank,N.A. Custody Operations 1555 N.RiverCenter Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Tait, Weller & Baker LLP 50 South 16th Street, Suite 2900 Philadelphia, PA 19102	Legal Counsel Cravath & Associates, LLC 19809 Shady Brook Way Gaithersburg, MD 20879

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant's Form N-CSR filed May 31 ,2022.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FundX Investment Trust

By (Signature and Title)* /s/ Jeff Smith
                                          Jeff Smith, President/Principal Executive Officer

Date  June 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Jeff Smith
                                         Jeff Smith, President/Principal Executive Officer

Date  June 5, 2023

By (Signature and Title)* /s/ Sean McKeon
                                          Sean McKeon, Treasurer/Principal Financial Officer

Date  June 6, 2023

* Print the name and title of each signing officer under his or her signature.